cik 1335730

[redacted] Director Securities Operations

NYSE Group

06061013

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

RECD S.E.C.
OCT 2 7 2006
1086

1-33098

October 27, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Mizuho Financial Group, Inc., Common Stock, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on October 27, 2006. Tentative listing date – November 8, 2006.

Sincerely,

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL